UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30/2005
                         ----------------------

Date of reporting period: 11/30/2005
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Annual Report.

                                 Tep Fund, Inc.
                                  Annual Report
                                November 30, 2005

                                 Tep Fund, Inc.
                  40 West 57th Street--19th Floor @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

                                                                January 12, 2006

To Our Shareholders,

      This letter accompanies Tep Fund Inc.'s November 30, 2005 report to shareholders.

      Dividends paid for the year ending November 30, 2005 were $0.66. This was a decrease of $0.06 from the $0.72 of the previous year. The decrease was caused primarily by a 3.4% decrease in interest income and a 36.4% increase in expenses. Calls and redemptions of the bonds carrying higher interest rates continued. The funds were re-invested at substantially lower yields. At this time, we expect interest income to decline again in 2006 but at a reduced rate. Short term interest rates have risen, but longer term rates have not increased significantly.

      The large increase in expenses was due to the Sarbanes-Oxley Act and increased government regulations. Audit and legal fees rose substantially and directors' fees doubled. It is becoming increasingly difficult for a small registered investment company to function.

      The Board of Directors in July 2005 approved the termination of J.H. Cohn, LLC as auditors of the company. Weiser LLP was then engaged as the new auditors.

      The net asset value per share decreased from $19.33 at November 30, 2004 to $18.98 at November 30, 2005. This was due to the decrease in the price of bonds resulting from higher interest rates. Also as bonds selling above par value approach their redemption or call date their market prices decrease.

      The board continues to discuss at its meetings the problems facing Tep Fund, Inc. as a very small closed-end bond fund. Issues include increased regulations governing registered investment companies. These necessitate substantially increased costs in terms of both expenses, time and effort. During 2005, the board continued efforts to find a satisfactory merger partner, but to no avail. Tep Fund, Inc. is not large enough to attract a substantial well rated bond fund in a merger. The board will continue to assess the future prospects of Tep Fund, Inc.

      The management of Tep Fund continues its policy of investing in only high quality municipal bonds, diversified by issuer. Our primary objective is the safety of the Fund's assets. The board at its meeting at the end of November 2005 decided to continue its more recent policy of re-investing funds in relatively shorter term issues (up to 3 years in maturity).

      The Board of Directors joins me in wishing you all a happy, healthy and prosperous 2006.

                                        Sincerely,

                                        /s/ Stephen Tabb

                                        Stephen Tabb
                                        President

             PERCENTAGE OF 2005 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California                                                                 2.68%
Florida                                                                    6.64%
Georgia                                                                    2.80%
Illinois                                                                   3.64%
Indiana                                                                    0.39%
Iowa                                                                       2.12%
Massachusetts                                                              6.57%
Minnesota                                                                  0.78%
North Carolina                                                             7.04%
New Jersey                                                                 3.31%
New Mexico                                                                 0.72%
New York                                                                  21.95%
NY/NJ                                                                      2.24%
Ohio                                                                       7.62%
Pennsylvania                                                               6.50%
South Carolina                                                             1.68%
Texas                                                                      7.55%
Utah                                                                       2.48%
Virginia                                                                   1.88%
Washington                                                                 5.88%
Wyoming                                                                    5.52%
                                                                         ------
TOTAL                                                                    100.00%
--------------------------------------------------------------------------------

                           [LETTERHEAD OF WEISER LLP]

            Report of Independent Registered Public Accounting Firm


To the Shareholders and
Board of Directors of the
Tep Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Tep Fund, Inc., including the schedule of investments, as of November 30, 2005, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of Tep Fund, Inc., as of November 30, 2004, were audited by other auditors whose report dated January 6, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc., as of November 30, 2005, the results of its operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

We did not audit the financial highlights of the Tep Fund, Inc. for any period prior to the year ended November 30, 2005 and, accordingly, we express no opinion or other assurance thereon.

/s/ Weiser LLP

Weiser LLP
New York, NY
December 28, 2005

                                 TEP FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2005 AND 2004

                                                          2005          2004
                                                       -----------   -----------
             ASSETS
             ------
INVESTMENTS AT MARKET VALUE                            $11,762,755   $11,986,718
     (AMORTIZED COST $11,434,248 AND
     $11,449,937 AT NOVEMBER 30, 2005 AND 2004)

CASH                                                         2,069         3,644

ACCRUED INTEREST RECEIVABLE                                159,936       155,426

PREPAID INSURANCE                                            1,725         1,725
                                                       -----------   -----------
             TOTAL ASSETS                               11,926,485    12,147,513
                                                       -----------   -----------

             LIABILITIES
             -----------
ACCRUED EXPENSES                                            16,200        11,308

DUE TO FUND ADVISOR                                          5,000        10,100
                                                       -----------   -----------
             TOTAL LIABILITIES                              21,200        21,408
                                                       -----------   -----------
NET ASSETS                                             $11,905,285   $12,126,105
                                                       ===========   ===========

             NET ASSETS CONSIST OF:
             ----------------------
NET CAPITAL PAID FOR SHARES OF STOCK                   $11,319,262   $11,319,262
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME            257,516       270,062
NET UNREALIZED APPRECIATION ON INVESTMENTS                 328,507       536,781
                                                       -----------   -----------
                                                       $11,905,285   $12,126,105
                                                       ===========   ===========

             SHARES OUTSTANDING                            627,459       627,459

             SHARES AUTHORIZED                           3,000,000     3,000,000

             NET ASSET VALUE PER SHARE                 $     18.98   $     19.33

See Notes to Financial Statements.

                                 TEP FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2005 AND 2004

                                                           2005          2004
                                                        ---------     ---------
INVESTMENT INCOME:
    TAX-EXEMPT INTEREST (NOTE 2)                        $ 495,673     $ 513,262
                                                        ---------     ---------

EXPENSES:
    CUSTODIAN FEES                                          6,000         6,000
    DIRECTORS' FEES                                        12,000         6,000
    LEGAL FEES                                             15,761         1,740
    ACCOUNTING FEES                                        19,575        15,500
    REGISTRAR & TRANSFER                                    4,666         4,602
    INSURANCE                                               1,725         1,725
    NSAR, REPORTS, MISC.                                    2,140         1,410
    FRANCHISE TAXES                                           455           455
    INVESTMENT ADVISORY FEES (NOTE 3)                      30,045        30,333
                                                        ---------     ---------
            TOTAL EXPENSES                                 92,367        67,765
                                                        ---------     ---------

NET INVESTMENT INCOME                                     403,306       445,497
                                                        ---------     ---------

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 4)                                               10,820         7,942
                                                        ---------     ---------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 2):
    BEGINNING OF YEAR                                     536,781       712,853
    END OF YEAR                                           328,507       536,781
                                                        ---------     ---------

DECREASE IN UNREALIZED
    APPRECIATION ON INVESTMENTS                          (208,274)     (176,072)
                                                        ---------     ---------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                           $ 205,852     $ 277,367
                                                        =========     =========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2005 AND 2004

                                                        2005            2004
                                                   ------------    ------------
INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                          $    403,306    $    445,497

    REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                         10,820           7,942

    DECREASE IN UNREALIZED
      APPRECIATION ON INVESTMENTS                      (208,274)       (176,072)
                                                   ------------    ------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                           205,852         277,367
                                                   ------------    ------------
DIVIDENDS PAID TO SHAREHOLDERS ($0.68 PER SHARE
      FOR 2005 AND $0.78 FOR 2004)
    NET INVESTMENT INCOME                               415,852         481,476
    NET REALIZED GAIN                                    10,820           7,942
                                                   ------------    ------------
    TOTAL DISTRIBUTIONS                                 426,672         489,418
                                                   ------------    ------------

NET DECREASE IN NET ASSETS                             (220,820)       (212,051)

NET ASSETS:

    AT BEGINNING OF YEAR                             12,126,105      12,338,156
                                                   ------------    ------------
    AT END OF YEAR (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $257,516 IN 2005
    AND $270,062 IN 2004)                          $ 11,905,285    $ 12,126,105
                                                   ============    ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                              FINANCIAL HIGHLIGHTS

     SELECTED DATA AND RATIOS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                              --------     --------     --------    --------    --------
                                                2005         2004         2003        2002        2001
                                              --------     --------     --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR            $  19.33     $  19.66     $  19.57    $  19.49    $  19.15
                                              --------     --------     --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
    NET INVESTMENT INCOME                         0.64         0.71         0.82        0.89        0.93
    NET REALIZED AND UNREALIZED GAIN (LOSS)      (0.31)       (0.27)        0.16        0.10        0.40
                                              --------     --------     --------    --------    --------
TOTAL INVESTMENT OPERATIONS                       0.33         0.44         0.98        0.99        1.33
                                              --------     --------     --------    --------    --------

DIVIDENDS TO SHAREHOLDERS FROM
    NET INVESTMENT INCOME                         0.66         0.76         0.86        0.91        0.97
    NET REALIZED GAIN                             0.02         0.01         0.03          --        0.02
                                              --------     --------     --------    --------    --------
TOTAL DISTRIBUTIONS                               0.68         0.77         0.89        0.91        0.99
                                              --------     --------     --------    --------    --------

NET ASSET VALUE END OF YEAR                   $  18.98     $  19.33     $  19.66    $  19.57    $  19.49
                                              ========     ========     ========    ========    ========

TOTAL RETURN                                       1.8%         2.2%         5.0%        5.1%        6.9%

RATIOS/SUPPLEMENTAL DATA
RATIO TO AVERAGE NET ASSETS
   EXPENSES                                       0.76%        0.55%        0.53%       0.50%       0.49%
   NET INVESTMENT INCOME                          3.33%        3.64%        4.16%       4.55%       4.82%

PORTFOLIO TURNOVER RATIO                          11.4%         8.2%        17.9%        8.0%       14.2%

THE SHARES OF TEP FUND INC. DO NOT READILY TRADE AND THERE IS NO REGULAR MARKET FOR THE STOCK. THEREFORE, NO YEAR END MARKET VALUES WERE SHOWN.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2005 and November 30, 2004

NOTE 1- ORGANIZATION AND FUND DESCRIPTION

      The Tep Fund, Inc. (the "Fund") is a diversified closed-end registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., an entity related through common management serves as the Fund's investment advisor. The board of directors on July 6, 2005 approved the termination of J.H. Cohn, LLC as auditors of the Tep Fund Inc. There had been no notice from J. H. Cohn, LLC of any deficiencies in the company's accounts, reporting, or application of accounting principles or internal control. The board then engaged the firm of Weiser LLP as auditors.

NOTE 2- SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES

      A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent market prices. If any situation arises that no market value is available the fair value will be determined by the Board of Directors.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                     November 30, 2005 and November 30, 2004

NOTE 2 (CONTD.) - SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains are not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2005 and 2004 were $10,820 and $7,942, respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2005 ($.017 per share) and November 30, 2004 ($.012 per share) (See note 4). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $328,507 and $536,781 at November 30, 2005 and November 30, 2004, respectively. As of November 30, 2005 the gross unrealized appreciation and gross unrealized depreciation were $357,557 and $29,050, respectively.

            (v) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short-term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes To Financial Statements
                     November 30, 2005 and November 30, 2004

NOTE 3- INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended November 30, 2005, the Fund paid Capital Builders Advisory Services, Inc. a related party, an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending November 30, 2006, however, the investment advisory fee was increased to .333%.

NOTE 4- PURCHASE AND SALES OF SECURITIES

      For the year ended November 30, 2005 and the year ended November 30, 2004, the Fund made purchases of tax-exempt securities at a cost of $2,614,814 and $1,847,582, respectively.

      The Fund had redemptions and sales of tax-exempt securities of $2,812,500 in the year ended November 30, 2005 and $1,236,500 during the year ended November 30, 2004. The amortized cost of these securities for the year ended November 30, 2005 and for the year ended November 30, 2004, was $2,801,680 and $1,228,558, respectively, resulting in realized gains of $10,820 for the year ended November 30, 2005 and $7,942 for the year ended November 30, 2004.

NOTE 5- FUND SHARE TRANSACTIONS

      The Fund is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2005 and 2004 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the years ended November 30, 2005 and November 30, 2004.

                                 TEP FUND, INC.
                          Notes To Financial Statements
                     November 30, 2005 and November 30, 2004

NOTE 6- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends and Distributions to Shareholders: The Fund pays semiannual dividends, to its shareholders representing its net investment income and all of its realized net capital gains. Distributions for the years ended November 30, 2005 and 2004 were declared and paid as listed below.

      For 2005
      --------
      Date Declared    Record Date       Date Paid        Per Share Paid

      May 23, 2005     June 17, 2005     July 19, 2005          $.33
      Nov. 29, 2005    Dec. 20, 2005     Jan. 20, 2006          $.33
                                                                ----
                                                          Total $.66
                                                                ====

      For 2004
      --------
      Date Declared    Record Date       Date Paid        Per Share Paid

      May 26, 2004     June 18, 2004     July 22, 2004          $.37
      Nov 29, 2004     Dec. 22, 2004     Jan. 21, 2005          $.35
                                                                ----
                                                          Total $.72
                                                                ====

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   2.48%    CALIFORNIA
            ----------
            LOS ANGELES DEPT WATER & POWER                   4.000      7/1/2016       $   200,000      $   200,000      $   199,482
            WATERWORKS
            CALLABLE 07/01/2013 @ 100
            MBIA INSURED
            RATED AAA/Aaa

            LOS ANGELES COMMUNITY REDEV AGY                  6.450      7/1/2017       $    95,000      $    95,917      $    95,580
            HSG RFOC SER A
            CALLABLE 07/01/2005 @ 101
            AMBAC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL CALIFORNIA                                                           $   295,000      $   295,917      $   295,062
                                                                                       ---------------------------------------------

   3.61%    FLORIDA
            -------
            BOARD OF EDUCATION CAPITAL                       4.875      1/1/2011       $   150,000      $   151,273      $   151,688
            OUTLAY SER A
            PREREFUNDED 01/01/2006 @ 101
            RATED AA+/Aa2

            BOARD OF EDUCATION CAPITAL                       6.000      6/1/2021       $   250,000      $   250,000      $   277,563
            OUTLAY PUB ED SER C
            CALLABLE 06/01/2010 @ 101 AND
            06/01/2011 @ 100
            FDIC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL FLORIDA                                                              $   400,000      $   401,273      $   429,250
                                                                                       ---------------------------------------------

   4.28%    GEORGIA
            -------
            STATE GENERAL OBLIGATION                         6.250      8/1/2006       $   500,000      $   513,118      $   509,855
            NON-CALLABLE
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL GEORGIA                                                              $   500,000      $    53,118      $   509,855
                                                                                       ---------------------------------------------

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   3.18%    ILLINOIS
            --------
            STATE GENERAL OBLIGATION                         5.125      3/1/2011       $   115,000      $   114,550      $   121,831
            CALLABLE 03/01/2009 @ 101
            FDIC INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION                         5.750      5/1/2017       $   250,000      $   247,548      $   257,347
            CALLABLE 05/01/2006 @ 102
            MBIA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL ILLINOIS                                                             $   365,000      $   362,098      $   379,178
                                                                                       ---------------------------------------------

   2.38%    IOWA
            ----
            FIN AUTHORITY SINGLE FAMILY REV                  3.000      7/1/2008       $   125,000      $   125,000      $   123,786
            NON-CALLABLE
            RATED AAA/Aaa

            HIGHER ED LN AUTH REV                            5.125      10/1/2019      $   150,000      $   150,299      $   159,348
            CALLABLE 10/01/2008 @ 101
            MBIA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL IOWA                                                                 $   275,000      $   275,299      $   283,134
                                                                                       ---------------------------------------------

   9.14%    MASSACHUSETTS
            -------------
            STATE GENERAL OBLIGATION                         5.375      9/1/2006       $   325,000      $   334,170      $   333,398
            PREREFUNDED 09/01/2006 @ 101
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION REF SER                 4.000      10/1/2016      $   250,000      $   249,243      $   246,960
            NON-CALLABLE
            MBI INSURED
            RATED AA-/Aa2

            DEUTSCHES ALTENHEIM NURSING                      5.050      10/1/2019      $   235,000      $   234,413      $   247,004
            HOME BOSTON MASS REV SER C
            CALLABLE 10/01/2008 @ 102
            FHA INSURED
            RATED AAA/NR

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            BOSTON INDUSTRIAL DEVELOPMENT                    5.900      2/1/2022       $   250,000      $   251,036      $   260,885
            FINANCE AUTH SER A
            CALLABLE 02/01/2007 @ 102
            FHA INSURED
            RATED AAA/NR
                                                                                       ---------------------------------------------
            TOTAL MASSACHUSETTS                                                        $ 1,060,000      $ 1,068,861      $ 1,088,247
                                                                                       ---------------------------------------------

   1.70%    MINNESOTA
            ---------
            STATE GENERAL OBLIGATION REF                     4.375      11/1/2006      $   200,000      $   203,157      $   202,076
            NON-CALLABLE
            RATED AAA/Aa1
                                                                                       ---------------------------------------------
            TOTAL MINNESOTA                                                            $   200,000      $   203,157      $   202,076
                                                                                       ---------------------------------------------

   3.13%    NEW JERSEY
            ----------
            STATE CERTIFICATE OF                             5.000      6/15/2014      $   250,000      $   249,375      $   270,728
            PARTICIPATION SER A
            CALLABLE 06/15/2007 @ 100
            RATED AAA/Aaa

            WATCHUNG HILL SCHOOL DISTRICT                    4.250      1/15/2015      $   100,000      $   101,467      $   101,498
            CALLABLE 01/15/2013 @ 100
            FDIC INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NEW JERSEY                                                           $   350,000      $   350,842      $   372,225
                                                                                       ---------------------------------------------

   0.75%    NEW MEXICO
            ----------
            MORTGAGE FINANCE AUTHORITY                       4.000      3/1/2013       $    90,000      $    90,000      $    89,660
            CALLABLE 09/01/2012 @ 100
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NEW MEXICO                                                           $    90,000      $    90,000      $    89,660
                                                                                       ---------------------------------------------

  23.27%    NEW YORK
            --------
            NEW YORK STATE TWY AUTH ST PERS                  2.000      3/15/2007      $   250,000      $   249,820      $   244,068
            INCOME TAX REV
            NON-CALLABLE
            RATED AA/A1

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            EAST ROCHESTER HSG AUTH REV                      2.750      12/20/2007     $   300,000      $   298,176      $   296,181
            NON-CALLABLE
            RATED AAA/NR

            STATE DORM AUTH REV HOSP-INSD-                   4.200      8/15/2014      $   200,000      $   200,000      $   201,814
            MTG-KALEIDA HEALTH
            CALLABLE 02/15/2014 @ 100
            FHA INSURED
            RATED AAA

            STATE MED CARE FACILITIES                        5.750      8/15/2019      $    70,000      $    70,000      $    73,734
            PREREFUNDED 02/15/2008 @ 100
            FHA INSURED
            RATED AAA/Aa2

            STATE GENERAL OBLIGATION                         4.000      3/15/2012      $   250,000      $   252,641      $   254,857
            NON-CALLABLE
            FSA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION                         5.000      7/15/2014      $   250,000      $   249,250      $   263,285
            CALLABLE 07/15/2008 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

            STATE THRUWAY AUTHORITY HWY                      5.000      4/1/2015       $   250,000      $   246,875      $   261,960
            AND BRDG-SER A
            CALLABLE 04/01/2008 @ 101
            FDIC INSURED
            RATED AAA/Aaa

            NEW YORK CITY MUN WTR FINANCE                    4.500      6/15/2016      $   100,000      $   103,001      $   102,490
            AUTH WTR & SWR SYS REV SER A
            CALLABLE 06/15/2012 @ 100
            RATED AA/Aa2

            STATE DORM AUTHORITY ST                          5.350      8/1/2017       $   230,000      $   230,000      $   238,570
            BARNABAS HOSPITAL
            CALLABLE 08/01/2007 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            STATE DORM-AUTH REVS HIGHLAND                    5.350      8/1/2017       $   300,000      $   300,552      $   318,855
            HOSP ROCHESTER
            CALLABLE 02/01/2008 @ 102
            FHA & MBIA INSURED
            RATED AAA/Aaa

            ALBANY, NY                                       5.375      9/1/2018       $   100,000      $    99,711      $   108,359
            CALLABLE 09/01/2010 @ 102
            FDIC INSURED
            RATED AAA/Aaa

            PORT AUTH NY & NJ CONS                           5.000      10/15/2020     $   250,000      $   250,000      $   264,118
            125TH SER
            CALLABLE 04/15/2012 @ 101
            FSA INSURED
            RATED AAA/Aaa

            STATE ENVIRONMENTAL CLEAN                        4.500      6/15/2021      $   140,000      $   139,304      $   141,517
            WATER & DRINKING
            CALLABLE 06/15/2013 @ 100
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NEW YORK                                                             $ 2,690,000      $ 2,689,330      $ 2,769,807
                                                                                       ---------------------------------------------

   6.47%    NORTH CAROLINA
            --------------
            MED CARE COMMON REF                              4.500      4/1/2017       $   250,000      $   249,375      $   255,805
            CALLABLE 10/01/2013 @ 100
            FHA/FSA INSURED
            RATED AAA/Aaa

            CHARLOTTE NC WTR & SWR                           5.600      5/1/2018       $   500,000      $   516,911      $   514,955
            PREREFUNDED 05/01/2006 @ 102
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL NORTH CAROLINA                                                       $   750,000      $   766,286      $   770,759
                                                                                       ---------------------------------------------

   5.08%    OHIO
            ----
            STATE GENERAL OBLIGATION                         6.650      9/1/2009       $   415,000      $   415,000      $   440,643
            INFRASTRUCTURE IMPROVEMENT
            NON-CALLABLE
            SINKING FUND 09/01/2005
            RATED AA+/Aal

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            FRANKLIN COUNTY HEALTH CARE                      6.150      12/20/2019     $   150,000      $   150,692      $   164,511
            CALLABLE 12/20/2009 @ 103
            GNMA COLL
            RATED NR/Aaa
                                                                                       ---------------------------------------------
            TOTAL OHIO                                                                 $   565,000      $   565,692      $   605,154
                                                                                       ---------------------------------------------

   6.90%    PENNSYLVANIA
            ------------
            STATE TPK COMN                                   3.950      7/15/2008      $   250,000      $   249,543      $   254,152
            NON-CALLABLE
            AMBAC INSURED
            RATED AAA/Aaa

            STATE REF & PROJ-FIRST SER                       4.000      2/1/2016       $   250,000      $   250,000      $   246,093
            CALLABLE 02/01/2014 @ 100
            MBIA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION SECOND                  5.750      10/1/2017      $   100,000      $   100,000      $   109,306
            SER
            CALLABLE 10/01/2009 @ 101
            MBIA INSURED
            RATED AAA/Aaa

            PHILADELPHIA PA AUTH FOR INDL DEV                5.300      2/1/2022       $   200,000      $   197,502      $   212,148
            REV RFDG
            CALLABLE 02/01/2008 @ 102
            SKG FD BEG 02/01/08 AVG LIFE 07/03/16
            FHA INSURED
            RATED NR/Aa2
                                                                                       ---------------------------------------------
            TOTAL PENNSYLVANIA                                                         $   800,000      $   797,045      $   821,699
                                                                                       ---------------------------------------------

   2.11 %   SOUTH CAROLINA
            --------------
            STATE CAP IMPT SER B                             3.750      8/1/2008       $   250,000      $   250,757      $   251,550
            CALLABLE 08/01/2005 @ 102
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL SOUTH CAROLINA                                                       $   250,000      $   250,757      $   251,550
                                                                                       ---------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   5.52%    TEXAS
            -----
            STATE GENERAL OBLIGATION                         6.000      10/1/2006      $   150,000      $   148,598      $   153,324
            NON-CALLABLE
            RATED AA/Aal

            STATE GENERAL OBLIGATION WATER                   5.250      8/1/2012       $   225,000      $   225,000      $   235,474
            FINANCIAL ASSISTANCE SER C
            CALLABLE 08/01/2008 @ 100
            RATED AA/Aal

            EL PASO WATER & SEWER REV                        5.500      3/1/2019       $   250,000      $   249,123      $   268,608
            CALLABLE 03/01/2010 @ 100
            FSA INSURED
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL TEXAS                                                                $   625,000      $   622,720      $   657,405
                                                                                       ---------------------------------------------

   2.36%    UTAH
            ----
            STATE HSG FIN AGY SINGLE FAM MTG                 4.100      7/1/2007       $    65,000      $    65,000      $    65,718
            SR ISSUE F-1
            NON-CALLABLE
            RATED AAA/Aaa

            INTERMOUNTAIN POWER AGENCY                       5.000      7/1/2021       $   215,000      $   198,043      $   215,196
            POWER SUPPLY REV SKG FD
            ESCROWED TO MATURITY (US GOVTS)
            CONTINUOUSLY CALLABLE
            RATED A+/A1
                                                                                       ---------------------------------------------
            TOTAL UTAH                                                                 $   280,000      $   263,043      $   280,913
                                                                                       ---------------------------------------------

   3.43%    VIRGINIA
            --------
            JAMES CITY COUNTY                                5.250      12/15/2011     $   400,000      $   408,472      $   408,260
            PREREFUNDED 12/15/2005 @ 102
            RATED AAA/Aaa
                                                                                       ---------------------------------------------
            TOTAL VIRGINIA                                                             $   400,000      $   408,472      $   408,260
                                                                                       ---------------------------------------------

   5.66%    WASHINGTON
            ----------
            STATE GENERAL OBLIGATION SER B                   5.500      5/1/2010       $   150,000      $   150,428      $   161,510
            NON-CALLABLE
            RATED AA+/Aal

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
            STATE HSG FIN COMMN SINGLE-FAM                   3.550      6/1/2012       $   195,000      $   195,000      $   190,094
            NON-CALLABLE
            GNMA/FNMA INSURED
            RATED Aaa

            STATE VAR PURP SER 02 A                          5.000      7/1/2018       $   205,000      $   203,180      $   214,934
            CALLABLE 07/01/2011 @ 100
            FSA INSURED
            RATED AAA/Aaa

            STATE MOTOR VEHICLE SER B                        5.625      7/1/2020       $   100,000      $   100,048      $   107,194
            CALLABLE 07/01/2010 @ 100
            RATED AA+/Aal
                                                                                       ---------------------------------------------
            TOTAL WASHINGTON                                                           $   650,000      $   648,656      $   673,731
                                                                                       ---------------------------------------------

   3.04%    WISCONSIN
            ---------
            STATE GENERAL OBLIGATION SER A                   5.000      5/1/2009       $   250,000      $   250,000      $   251,788
            PREREFUNDED 05/01/2006 @ 100
            RATED AA-/Aaa

            STATE GENERAL OBLIGATION SER C                   6.000      5/1/2019       $   100,000      $    99,768      $   110,164
            CALLABLE 05/01/2010 @ 100
            RATED AA-/Aa3
                                                                                       ---------------------------------------------
            TOTAL WISCONSIN                                                            $   350,000      $   349,768      $   361,952
                                                                                       ---------------------------------------------

   1.68%    WYOMING
            -------
            COMMUNITY DEVELOPMENT                            3.850      12/1/2011      $   200,000      $   198,652      $   199,576
            AUTHORITY HOUSING REV SER 7
            NON-CALLABLE
            RATED AA/Aa2
                                                                                       ---------------------------------------------
            TOTAL WYOMING                                                              $   200,000      $   198,652      $   199,576

                                                                                       ---------------------------------------------
  96.17%    TOTAL FIXED INCOME SECURITIES                                              $11,095,000      $11,120,987      $11,449,494
                                                                                       ---------------------------------------------

   2.63%    CITIFUNDS TAX-FREE RESERVES                                                                 $   313,261      $   313,261
                                                                                                        ----------------------------
  98.80%    TOTAL INVESTMENTS                                                                           $11,434,248      $11,762,755
                                                                                                        ----------------------------

                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2005

% OF                                                         RATE       MATURITY          FACE           AMORTIZED         MARKET
TOTAL       MUNICIPAL BONDS                                   (%)         DATE           AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1.20%    OTHER: ASSETS LESS LIABILITIES                                                                               $   142,530
                                                                                                                         -----------
 100.00%    TOTAL NET ASSETS                                                                                             $11,905,285
                                                                                                                         ===========

                        See Notes to Financial Statements

Management
================================================================================

Alan S. Cooper, MD (60)
Position Held with Fund: Chairman, Since 2004. Director since 1998
Principle Occupation(s) During Past 5 Years: Physician, private practice in family medicine (1982-2005). Present Real Estate Sales Agent.
--------------------------------------------------------------------------------

Stephen Tabb (79)
Position Held with Fund: President, Since 1988
Principle Occupation(s) During Past 5 Years: Managing Director, Tocqueville Asset Management (2000-present); Capital Builders Advisory Services, Inc., President and Director (1977-present); Jahls Industries, Inc., President and Director (1990-Present)
--------------------------------------------------------------------------------

Kevin McGann (47)
Position Held with Fund: Director and Treasurer, Since 1998
Principle Occupation(s) During Past 5 Years: Partner in CPA finds, Marcum and Kliegman, LLP (2002-present); Partner, Grassi & Co. (2001-2002); Partner, Tabb, Conigliaro & McGann (prior to 2001).
--------------------------------------------------------------------------------

Joel Levy (64)
Position Held with Fund: Director, Since 1984
Principle Occupation(s) During Past 5 Years: JN.Levy, Inc., principle equity trader: trading through Rothchilds Lieberman and Spear Leeds and Kellogg (2002-present); Senior Managing Partner and Co-Founder of CM Equity Partners and Managing Member of CMLS Management, L.P. (1996-2001).
--------------------------------------------------------------------------------

Charles Roden (67)
Position Held with Fund: Director, Since 1988
Principle Occupation(s) During Past 5 Years: Oppenheimer & Co., Senior Vice President (2003-Present); Fahnestock, Senior Vice President (2001-2003); Broker, Josephthal & Co. (2001 and prior).
--------------------------------------------------------------------------------

Martha Marsh (64)
Position Held with Fund: Director, Since 2004
Principle Occupation(s) During Past 5 Years: Retired (2001-present); Chairman & CEO, Renee Fashions LTD. (1994-2001)
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Anyone may request by mail and we will send a free copy.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Tep does not have a special audit committee therefore the entire board is considered the audit committee. Kevin McGann, a practicing CPA and board member has been designated the audit committee financial expert. He is considered independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees for years ending November 30, 2004 & November 30, 2003 were $15,000 each year. The only related services rendered was the preparation of the company's Federal, State & City income tax returns. They were estimated to represent about 10% of the $15,000 fees for each year. No other services were rendered by the principal accountants. The board of directors acting also as the audit committee approved the services to be rendered by the accountants at the semi-annual meeting.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund only invests in tax-free bonds that are non-voting.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 8, 2006
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 8, 2006
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  February 8, 2006
     ----------------------

* Print the name and title of each signing officer under his or her signature.